INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 72,144	$ 48,220
Work in process	92,047	92,764
Finished goods	6,587	2,331
Inventory, net, total	170,778	143,315
Aggregate inventory write-downs	$ 1,206	$ 1,352